Note 19 - Related Party Transactions - Related Party Transactions (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€)
Statement Line Items [Line Items]
Collection	€ 118,627
Receivables	9,140
Payments	(73,973)
Liabilities	(36,296)
Net collection (payments)	44,654	[1]
Net receivables (liabilities)	€ (27,156)	[1]

[1]	In addition, the Company recognized in the income statement a net expense of EUR8,219 thousand as net result from distribution agreements (see Note 15) and an R&D expense of EUR11,457 thousand as operating expenses (see Note 14)